SECURITIES	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
SECURITIES

NOTE 3 – SECURITIES

     The amortized cost and fair value of securities available-for-sale and held-to-maturity at December 31, 2015 and 2014 are summarized as follows:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
December 31, 2015:	(dollars in thousands)
Available-for-sale securities:
U.S. government sponsored agencies	$132,543	$40	$(1,526)	$131,057
U.S. government sponsored agency mortgage backed	171,620	6	(4,559)	167,067
securities
States and political subdivisions	71,493	1,916	(90)	73,319
Corporate bonds	23,632	54	(110)	23,576
	$399,288	$2,016	$(6,285)	$395,019
Held-to-maturity securities:
States and political subdivisions	$4,059	$33	$(3)	$4,089

December 31, 2014:
Available-for-sale securities:
U.S. government sponsored agencies	$162,289	$50	$(3,085)	$159,254
U.S. government sponsored agency mortgage backed
securities	172,035	64	(4,129)	167,970
State and political subdivisions	51,374	1,658	(150)	52,882
Corporate bonds	17,705	129	(54)	17,780
	$403,403	$1,901	$(7,418)	$397,886
Held-to-maturity securities:
States and political subdivisions	$21,985	$278	$-	$22,263

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. Total fair value of these investments at December 31, 2015 and 2014 was approximately $306.3 million and $326.0 million, which was approximately 77% and 78%, respectively, of the Company’s available-for-sale and held-to-maturity investment portfolio. The Company evaluates its investment portfolio on a quarterly basis for impairment.

     The analysis performed as of December 31, 2015 and December 31, 2014 indicated that all impairment was considered temporary, market driven due primarily to fluctuations in market interest rates and not credit-related.

     The following table shows the Company’s investments’ gross unrealized losses and fair value of the Company’s investments with unrealized losses that were not deemed to be other-than-temporarily impaired, aggregated by investment class and length of time that individual securities had been in a continuous unrealized loss position at December 31, 2015 and 2014:

	Less than 12 months		12 months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	value	losses	value	losses	value	losses
	(dollars in thousands)
`
Available-for-sale securities:
U.S. government sponsored agencies	$70,454	$(425)	$43,080	$(1,101)	$113,534	$(1,526)
U.S. government sponsored agency
mortgage backed securities	74,860	(1,073)	90,125	(3,486)	164,985	(4,559)
States and political subdivisions	8,472	(64)	2,556	(26)	11,028	(90)
Corporate bonds	14,504	(87)	1,854	(23)	16,358	(110)
	$168,290	$(1,649)	$137,615	$(4,636)	$305,905	$(6,285)

Held-to-maturity securities:
States and political subdivisions	$438	$(3)	$-	$-	$438	$(3)

December 31, 2014:
Available-for-sale securities:
U.S. government sponsored agencies	$46,977	$(219)	$104,815	$(2,866)	$151,792	$(3,085)
U.S. government sponsored agency
mortgage backed securities	21,339	(77)	128,935	(4,052)	150,274	(4,129)
States and political subdivisions	14,539	(142)	1,418	(8)	15,957	(150)
Corporate bonds	4,783	(17)	3,207	(37)	7,990	(54)
	$87,638	$(455)	$238,375	$(6,963)	$326,013	$(7,418)

As shown in the tables above, at December 31, 2015, the Company had approximately $6.3 million in unrealized losses on $306.3 million of securities. The unrealized loss positions are most significant in two types of securities sectors which are U.S. government agencies and U.S. government sponsored agency mortgage backed securities. The unrealized losses associated with these investment securities are driven by changes in interest rates and the unrealized loss is recorded as a component of equity. These securities will continue to be monitored as a part of our ongoing impairment analysis, but are expected to perform even if the rating agencies reduce the credit rating of the bond issuers. Management evaluates the financial performance of the issuers on a quarterly basis to determine if it is probable that the issuers can make all contractual principal and interest payments. If a shortfall in future cash flows is identified, a credit loss will be deemed to have occurred and will be recognized as a change to earnings and a new cost basis for the security will be established.

     The amortized cost and fair value of available-for-sale and held-to-maturity securities at December 31, 2015 and 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-sale		Held-to-maturity
	Amortized	Fair	Amortized	Fair
December 31, 2015	cost	value	cost	value
	(dollars in thousands)
Within one year	$5,678	$5,695	$475	$476
One to five years	132,685	131,605	984	997
Five to ten years	49,992	50,396	610	611
After ten years	39,313	40,256	1,990	2,005
Mortgage-backed securities	171,620	167,067	-	-
	$399,288	$395,019	$4,059	$4,089

     The carrying value of securities pledged as collateral to secure public deposits and for other purposes was $253.6 million at December 31, 2015 and $217.2 million at December 31, 2014.

     The book value of securities sold under agreements to repurchase amounted to $30.5 million and $35.0 million at December 31, 2015 and 2014, respectively.

	Years ended December 31,
	2015		2014	2013
	(dollars in thousands)
Gross gains recognized on sales of securities		$579	$737	$1,026
Gross losses recognized on sales of securities		(45)	(85)	(197)
Net realized gains on sales of securities available-for-sale		$534	$652	$829

     During 2014, the Company transferred one held-to-maturity bond with a net carrying value of $450,000 to available-for-sale classification. Under ASC 320-10-26-6, the Company had concluded that there was sufficient evidence of deteriorating credit worthiness. Immediately following the reclassification, the Company sold the bond recognizing a realized gain of $5,000.